Tax Status	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Tax Status [Line Items]
Tax Status	Tax Status

The IRS has determined and informed the Company by a letter dated November 7, 2017 that the Plan and related trust are designed in compliance with Section 401(a) of the IRC.  Although the Plan has been amended since receiving the determination letter, the plan administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC and therefore believes that the Plan is qualified and the related trust is tax exempt.

Accounting principles generally accepted in the United States of America require management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.  The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The plan administrator believes it is no longer subject to income tax examinations for years prior to 2022.